Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Subsequent Events
15. Subsequent Events
On April 27, 2022 the Company issued and sold 27,270,720 Units (the “Offering”), consisting of (i) 26,680,720 shares of common stock, par value $0.0001, per share, and accompanying Class A warrants to purchase an aggregate of 26,680,720 shares of common stock, at a purchase price of $1.10 per common stock Unit and (ii) 590,000 pre-funded
warrants to purchase 590,000 shares of common stock at an exercise price of $0.001 per pre-funded
warrant, and accompanying Class A warrants to purchase an aggregate of 590,000 shares of common stock, at a purchase price of $1.10 (less) $0.001 per pre-funded
warrant Unit, resulting in gross proceeds of approximately $30.0 million. The pre-funded
warrants were exercised upon issuance and are no longer outstanding. Each Class A warrant is immediately exercisable for one share of common stock at an exercise price of $1.10 per share and expires five years after the issuance date. The Company received net proceeds of $27.9 million, after incurring transaction expenses of approximately $2.1 million.
On April 27, 2022, concurrent with the closing of the Offering, the Company issued warrants to acquire 1,300,000 shares of common stock to the accredited investor who purchased shares in the December 2021 private placement in exchange for a waiver of restrictions in its securities purchase agreement that prohibited the issuance of the Class A warrants with anti-dilution price protection terms. These warrants have a five-year term, an exercise price of $1.80 per share, and are subject to adjustment for dilutive issuances. The Company agreed to register for resale the shares underlying these warrants.

16. Subsequent Events
On March 10, 202
2
, 724,194 pre-funded warrants issued as part of the December 2021 private placement were exercised for a price of $0.00001 per share and were converted into shares of common stock.